Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Gold	$ 1,010,080	$ 248,344
Silver	11,928	3,060
Less: Royalties and participation payments	(125,591)	(13,159)
Other charges	(7,106)	(8,776)
Total	$ 889,311	$ 229,469